May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE PROSPECTUS OF
Morgan Stanley European Equity Fund Inc., dated May 1, 2017

Important Notice Regarding Change in Investment Policy

Effective July 31, 2017, the fourth sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

Effective July 31, 2017, the fourth sentence of the first paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EUGPROSPT 5/17

May 2, 2017

Supplement

SUPPLEMENT DATED MAY 2, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley European Equity Fund Inc., dated May 1, 2017

Effective July 31, 2017, the fourth paragraph of the section of the Statement of Additional Information entitled "Description of the Fund and its Investments and Risks—Investment Strategies and Risks—Foreign Investment" is hereby deleted.

Effective July 31, 2017, the second sentence of the first paragraph of the section of the Statement of Additional Information entitled "Description of the Fund and its Investments and Risks—Investment Strategies and Risks—Emerging Market Securities" is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.